FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Measurements Disclosure [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Accounting principles generally accepted in the United States define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than quoted prices included in Level 1. We value assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Recurring Fair Value Measurements
In accordance with accounting principles generally accepted in the United States, certain assets and liabilities are required to be recorded at fair value on a recurring basis. For our Company, the only assets and liabilities that are adjusted to fair value on a recurring basis are investments in equity and debt securities classified as trading or available-for-sale and derivative financial instruments. Additionally, the Company adjusts the carrying value of certain long-term debt as a result of the Company's fair value hedging strategy.
Investments in Trading and Available-for-Sale Securities
The fair values of our investments in trading and available-for-sale securities using quoted market prices from daily exchange traded markets are based on the closing price as of the balance sheet date and are classified as Level 1. The fair values of our investments in trading and available-for-sale securities classified as Level 2 are priced using quoted market prices for similar instruments or nonbinding market prices that are corroborated by observable market data. Inputs into these valuation techniques include actual trade data, benchmark yields, broker/dealer quotes and other similar data. These inputs are obtained from quoted market prices, independent pricing vendors or other sources.
Derivative Financial Instruments
The fair values of our futures contracts are primarily determined using quoted contract prices on futures exchange markets. The fair values of these instruments are based on the closing contract price as of the balance sheet date and are classified as Level 1.
The fair values of our derivative instruments other than futures are determined using standard valuation models. The significant inputs used in these models are readily available in public markets, or can be derived from observable market transactions, and therefore have been classified as Level 2. Inputs used in these standard valuation models for derivative instruments other than futures include the applicable exchange rates, forward rates, interest rates, discount rates and commodity prices. The standard valuation model for options also uses implied volatility as an additional input. The discount rates are based on the historical U.S. Deposit or U.S. Treasury rates, and the implied volatility specific to options is based on quoted rates from financial institutions.
Included in the fair value of derivative instruments is an adjustment for nonperformance risk. The adjustment is based on current credit default swap ("CDS") rates applied to each contract, by counterparty. We use our counterparty's CDS rate when we are in an asset position and our own CDS rate when we are in a liability position. The adjustment for nonperformance risk did not have a significant impact on the estimated fair value of our derivative instruments.
The following tables summarize those assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2015
	Level 1	Level 2	Level 3		Other	[4]	Netting Adjustment	[5]	Fair Value Measurements
Assets:
Trading securities[1]	$183	$101	$2		$36		$—		$322
Available-for-sale securities[1]	3,913	4,574	119	[3]	—		—		8,606
Derivatives[2]	2	1,268	—		—		(638)	[6]	632	[8]
Total assets	$4,098	$5,943	$121		$36		$(638)		$9,560
Liabilities:
Derivatives[2]	$24	$635	$—		$—		$(488)	[7]	$171	[8]
Total liabilities	$24	$635	$—		$—		$(488)		$171

[1]	Refer to Note 3 for additional information related to the composition of our trading securities and available-for-sale securities.

[2]	Refer to Note 5 for additional information related to the composition of our derivative portfolio.

[3]	Primarily related to long-term debt securities that mature in 2018.

[4]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 3.

[5]
Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle net positive and negative positions and also cash collateral held or placed with the same counterparties. There are no amounts subject to legally enforceable master netting agreements that management has chosen not to offset or that do not meet the offsetting requirements. Refer to Note 5.

[6]	The Company is obligated to return $184 million in cash collateral it has netted against its derivative position.

[7]	The Company has the right to reclaim $17 million in cash collateral it has netted against its derivative position.

[8]
The Company's derivative financial instruments are recorded at fair value in our consolidated balance sheet as follows: $79 million in the line item prepaid expenses and other assets; $553 million in the line item other assets; and $171 million in the line item other liabilities. Refer to Note 5 for additional information related to the composition of our derivative portfolio.

	December 31, 2014
	Level 1	Level 2	Level 3		Other	[4]	Netting Adjustment	[5]	Fair Value Measurements
Assets:
Trading securities[1]	$228	$175	$4		$2		$—		$409
Available-for-sale securities[1]	4,116	3,627	136	[3]	—		—		7,879
Derivatives[2]	9	1,721	—		—		(437)		1,293	[6]
Total assets	$4,353	$5,523	$140		$2		$(437)		$9,581
Liabilities:
Derivatives[2]	$2	$558	$—		$—		$(437)		$123	[6]
Total liabilities	$2	$558	$—		$—		$(437)		$123

[1]	Refer to Note 3 for additional information related to the composition of our trading securities and available-for-sale securities.

[2]	Refer to Note 5 for additional information related to the composition of our derivative portfolio.

[3]	Primarily related to long-term debt securities that mature in 2018.

[4]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 3.

[5]
Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle net positive and negative positions and also cash collateral held or placed with the same counterparties. There are no amounts subject to legally enforceable master netting agreements that management has chosen not to offset or that do not meet the offsetting requirements. Refer to Note 5.

[6]
The Company's derivative financial instruments are recorded at fair value in our consolidated balance sheet as follows: $567 million in the line item prepaid expenses and other assets; $726 million in the line item other assets; $14 million in the line item accounts payable and accrued expenses; and $109 million in the line item other liabilities. Refer to Note 5 for additional information related to the composition of our derivative portfolio.

Gross realized and unrealized gains and losses on Level 3 assets and liabilities were not significant for the years ended December 31, 2015 and 2014.
The Company recognizes transfers between levels within the hierarchy as of the beginning of the reporting period. Gross transfers between levels within the hierarchy were not significant for the years ended December 31, 2015 and 2014.
Nonrecurring Fair Value Measurements
In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company records assets and liabilities at fair value on a nonrecurring basis as required by accounting principles generally accepted in the United States. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges.
The gains or losses on assets measured at fair value on a nonrecurring basis are summarized in the table below (in millions):

	Gains (Losses)
December 31,	2015		2014
Assets held for sale[1]	$(980)		$(494)
Intangible assets	(473)	[2]	(18)	[2]
Investment in formerly unconsolidated subsidiary	(19)	[3]	—
Valuation of shares in equity method investee	(6)	[4]	(32)	[4]
Total	$(1,478)		$(544)

[1]
The Company is required to record assets and liabilities that are held for sale at the lower of carrying value or fair value less any costs to sell based on the agreed-upon sale price. These charges primarily related to refranchising activities in North America. The charges were calculated based on Level 3 inputs. Refer to Note 2.

[2]
The Company recognized losses of $473 million and $18 million during the years ended December 31, 2015 and 2014, respectively, due to impairment charges on certain intangible assets. The charges incurred during 2015 included $418 million of impairment charges primarily due to the discontinuation of the energy products in the glacéau portfolio as a result of the Monster Transaction and a $55 million impairment charge on a Venezuelan trademark. The charges were determined by comparing the fair value of the assets to the current carrying value. The fair value of the assets was derived using discounted cash flow analyses based on Level 3 inputs. Refer to Note 1, Note 2 and Note 17.

[3]
The Company recognized a loss of $19 million on our previously held investment in a South African bottler, which had been accounted for under the equity method of accounting prior to our acquisition of the bottler in February 2015. U.S. GAAP requires the acquirer to remeasure its previously held noncontrolling equity interest in the acquired entity to fair value as of the acquisition date and recognize any gains or losses in earnings. The Company remeasured our equity interest in the South African bottler based on Level 3 inputs. Refer to Note 2.

[4]
In 2014, the Company recognized an estimated loss of $32 million as a result of the owners of the majority interest in a Brazilian bottling entity exercising their option to acquire from us a 10 percent interest in the entity's outstanding shares. The exercise price was lower than our carrying value. The transaction closed in January 2015, and the Company recorded an additional loss of $6 million during the year ended December 31, 2015, calculated based on the final option price. These losses were determined using Level 3 inputs. Refer to Note 2 and Note 17.

Fair Value Measurements for Pension and Other Postretirement Benefit Plans
The fair value hierarchy discussed above is not only applicable to assets and liabilities that are included in our consolidated balance sheets but is also applied to certain other assets that indirectly impact our consolidated financial statements. For example, our Company sponsors and/or contributes to a number of pension and other postretirement benefit plans. Assets contributed by the Company become the property of the individual plans. Even though the Company no longer has control over these assets, we are indirectly impacted by subsequent fair value adjustments to these assets. The actual return on these assets impacts the Company's future net periodic benefit cost, as well as amounts recognized in our consolidated balance sheets. Refer to Note 13. The Company uses the fair value hierarchy to measure the fair value of assets held by our various pension and other postretirement benefit plans.
Pension Plan Assets
The following table summarizes the levels within the fair value hierarchy for our pension plan assets as of December 31, 2015 and 2014 (in millions):

	December 31, 2015							December 31, 2014
	Level 1	Level 2	Level 3		Other [1]		Total	Level 1	Level 2	Level 3		Other [1]		Total
Cash and cash equivalents	$128	$148	$—		$—		$276	$161	$100	$—		$—		$261
Equity securities:
U.S.-based companies	1,562	—	1		—		1,563	1,793	6	17		—		1,816
International-based companies	802	5	10		—		817	1,050	13	—		—		1,063
Fixed-income securities:
Government bonds	—	736	1		—		737	—	863	3		—		866
Corporate bonds and debt securities	—	1,171	2		—		1,173	—	1,533	33		—		1,566
Mutual, pooled and commingled funds	77	15	—		1,031	[3]	1,123	98	7	—		1,158	[3]	1,263
Hedge funds/limited partnerships	—	—	—		764	[4]	764	—	—	—		799	[4]	799
Real estate	—	—	2		462	[5]	464	—	—	—		408	[5]	408
Other	—	9	219	[2]	544	[6]	772	—	7	339	[2]	514	[6]	860
Total	$2,569	$2,084	$235		$2,801		$7,689	$3,102	$2,529	$392		$2,879		$8,902

[1]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 13.

[2]	Includes purchased annuity insurance contracts.

[3]
This class of assets includes actively managed emerging markets equity funds and a collective trust fund for qualified plans, invested primarily in equity securities of companies in the developed and emerging markets.

[4]
This class of assets includes hedge funds that can be subject to redemption, ranging from monthly to semi-annually with a redemption notice period of up to 181 days, and private equity funds that are primarily closed-end funds in which the Company's investments are generally not eligible for redemption. Distributions from these private equity funds will be received as the underlying assets are liquidated or distributed.

[5]
This class of assets includes funds invested in real estate, including a privately held real estate investment trust, a real estate commingled pension trust fund, infrastructure limited partnerships and commingled investment funds. These funds seek current income and capital appreciation through the investments and can be subject to redemption, ranging from quarterly to semi-annually with a redemption notice period of up to 90 days.

[6]
This class of assets includes segregated portfolios of private investment funds that are invested in a portfolio of insurance-linked securities. These assets can be subject to a semi-annual redemption, with a redemption notice period of 90 days, subject to certain gate restrictions.

The following table provides a reconciliation of the beginning and ending balance of Level 3 assets for our U.S. and non-U.S. pension plans for the years ended December 31, 2015 and 2014 (in millions):

	Fixed-Income Securities	Real Estate	Equity Securities	Other		Total
2014
Balance at beginning of year	$89	$—	$15	$361		$465
Actual return on plan assets:
Related to assets still held at the reporting date	17	—	1	11		29
Related to assets sold during the year	(2)	—	—	—		(2)
Purchases, sales and settlements — net	(41)	—	1	(5)		(45)
Transfers in or out of Level 3 — net	(27)	—	—	—		(27)
Foreign currency translation	—	—	—	(28)		(28)
Balance at end of year	$36	$—	$17	$339	[1]	$392
2015
Balance at beginning of year	$36	$—	$17	$339		$392
Actual return on plan assets:
Related to assets still held at the reporting date	1	—	(6)	5		—
Related to assets sold during the year	(4)	—	—	—		(4)
Purchases, sales and settlements — net	(6)	—	—	(77)	[2]	(83)
Transfers in or out of Level 3 — net	(24)	2	—	(3)		(25)
Foreign currency translation	—	—	—	(45)		(45)
Balance at end of year	$3	$2	$11	$219	[1]	$235

[1]	Includes purchased annuity insurance contracts.

[2]
Includes the transfer of assets associated with the Company's consolidated German bottling operations to assets held for sale and liabilities held for sale as of December 31, 2015. Refer to Note 2 for additional information.

Other Postretirement Benefit Plan Assets
The following table summarizes the levels within the fair value hierarchy for our other postretirement benefit plan assets as of December 31, 2015 and 2014 (in millions):

	December 31, 2015				December 31, 2014
	Level 1	Level 2	Other [1]	Total	Level 1	Level 2	Other [1]	Total
Cash and cash equivalents	$1	$7	$—	$8	$9	$1	$—	$10
Equity securities:
U.S.-based companies	116	—	—	116	114	—	—	114
International-based companies	6	—	—	6	7	—	—	7
Fixed-income securities:
Government bonds	77	3	—	80	76	3	—	79
Corporate bonds and debt securities	—	8	—	8	—	9	—	9
Mutual, pooled and commingled funds	10	—	5	15	10	—	6	16
Hedge funds/limited partnerships	—	—	5	5	—	—	5	5
Real estate	—	—	3	3	—	—	3	3
Other	—	—	4	4	—	—	3	3
Total	$210	$18	$17	$245	$216	$13	$17	$246

[1]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 13.

Other Fair Value Disclosures
The carrying amounts of cash and cash equivalents; short-term investments; receivables; accounts payable and accrued expenses; and loans and notes payable approximate their fair values because of the relatively short-term maturities of these financial instruments.
The fair value of our long-term debt is estimated using Level 2 inputs based on quoted prices for those instruments. Where quoted prices are not available, fair value is estimated using discounted cash flows and market-based expectations for interest rates, credit risk and the contractual terms of the debt instruments. As of December 31, 2015, the carrying amount and fair value of our long-term debt, including the current portion, were $30,987 million and $31,308 million, respectively. As of December 31, 2014, the carrying amount and fair value of our long-term debt, including the current portion, were $22,560 million and $23,411 million, respectively.